Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020		Mar. 31, 2019
Cash flows from operating activities
Loss for the year	$ (56,042)	$ (447,517)		$ (167,883)
Adjustments for:
Depreciation	8,973	9,347		3,895
Amortisation	24,037	24,335		22,922
Impairment of goodwill		272,160
Provision for litigations		30,800
Impairment in respect of an equity accounted investee				9,926
Net (gain) loss on derecognition of property, plant and equipment	406	19		(53)
Profit on disposal of equity accounted investee		(700)
Gain on lease modification	(1,912)
Net finance costs (income)	(7,302)	18,071		4,870
Share of loss of equity-accounted investees	168	65		887
Share based payment	35,589	41,631		40,033
Income tax benefit	(4,507)	(29)		(740)
Cash flows from (used in) operations before changes in working capital	(590)	(51,818)		(86,143)
Changes in working capital
Change in inventories	(2)	560		(30)
Change in trade and other receivables and contract assets	34,618	(1,974)		1,129
Change in other assets	3,649	15,531		9,061
Change in trade and other payables and contract liabilities	(18,308)	(82,108)		3,454
Change in employee benefits	774	1,504		659
Change in other liabilities	32,019	14,341		1,766
Income tax (paid) received, net	12,366	(8,769)		(8,823)
Net cash generated from (used in) operating activities	64,526	(112,733)		(78,927)
Cash flows from investing activities
Interest received	5,967	4,327		5,487
Proceeds from sale of property, plant and equipment	423	120		162
Redemption of term deposits	39,094	124,076		205,448
Investment in term deposits	(155,523)	(27,999)		(137,233)
Acquisition of property, plant and equipment	(642)	(3,538)		(3,456)
Acquisition of subsidiary, net of cash acquired (refer note 7)		(14,630)		(11,251)
Loan given to equity-accounted investee	(54)
Proceeds from settlement of entitlement from related party				17,101
Proceeds on disposal of equity accounted investee		700
Acquisition of intangible assets	(8,128)	(9,223)		(6,247)
Net cash generated from (used in) investing activities	(118,863)	73,833		70,011
Cash flows from financing activities
Proceeds from issuance of convertible notes (including equity component)	230,000
Direct cost incurred in relation to convertible notes	(5,970)
Proceeds from issuance of shares on exercise of share based awards	293		[1]	298
Proceeds from bank loans (refer note 28)	191	702		336
Acquisition of non-controlling interests		(3,178)
Repayment of bank loans (refer note 28)	(505)	(316)		(239)
Payment of principal portion of lease liabilities	(2,045)	(3,481)
Interest paid	(2,565)	(4,715)		(730)
Net cash generated from (used in) financing activities	219,399	(10,988)		(335)
Increase (decrease) in cash and cash equivalents	165,062	(49,888)		(9,251)
Cash and cash equivalents at beginning of the year	129,881	177,990		187,647
Effect of exchange rate fluctuations on cash held	123	1,779		(406)
Cash and cash equivalents at end of the year (refer note 22)	$ 295,066	$ 129,881		$ 177,990

[1]	less than 1